Prepaid expenses and others (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of prepaid expenses
	As at December 31,
	2018	2019
	RMB’000	RMB’000

Prepaid rental to a shareholder(1)	448	-
Receivable from a related party(2)	251	-
Prepaid expenses	184	295
Others	155	-
Total	1,038	295